Inventory - Summary of Inventory Provision Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Provision Of Inventory [Abstract]
Balance at beginning of period	$ (1,503)	$ (793)
Changes In Provision Of Inventory [Abstract]
Increase in provision	(448)	(697)
Currency Translation Adjustment	(183)	(13)
Balance at end of period	$ (2,134)	$ (1,503)